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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|;   Amendment Number: ______

     This Amendment (Check only one.):   |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sirius Advisors LLC
Address: 2321 Rosecrans Ave, Suite 3200
         El Segundo, CA  90245

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Garrett M. Wilson
Title: President
Phone: (310) 492-5114

Signature, Place, and Date of Signing:


/s/ Garrett M. Wilson                     El Segundo, CA      November 14, 2006
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:   $432,880
                                        (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                           VALUE   SHARES OR  SH/  PUT/  INVSTMT    OTHER   -----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  ----
AMGEN INC                         COM         031162100   36,145     505,317   SH          SOLE       0       505,317     0      0
BAUSCH & LOMB INC                 COM         071707103   10,821     215,863   SH          SOLE       0       215,863     0      0
BIO RAD LABS INC                  CL A        090572207    2,933      41,468   SH          SOLE       0        41,468     0      0
BOSTON SCIENTIFIC CORP            COM         101137107   29,389   1,987,097   SH          SOLE       0     1,987,097     0      0
BRISTOL MYERS SQUIBB CO           COM         110122108   18,727     751,500   SH          SOLE       0       751,500     0      0
COOPER COS INC                    COM NEW     216648402    7,513     140,429   SH          SOLE       0       140,429     0      0
HEALTHEXTRAS INC                  COM         422211102    5,153     182,032   SH          SOLE       0       182,032     0      0
IMS HEALTH INC                    COM         449934108   10,535     395,450   SH          SOLE       0       395,450     0      0
JOHNSON & JOHNSON                 COM         478160104   64,153     987,878   SH          SOLE       0       987,878     0      0
KINETIC CONCEPTS INC              COM NEW     49460W208    4,420     140,500   SH          SOLE       0       140,500     0      0
MEDTRONIC INC                     COM         585055106   22,215     478,355   SH          SOLE       0       478,355     0      0
MERCK & CO INC                    COM         589331107   51,546   1,230,208   SH          SOLE       0     1,230,208     0      0
OMNICARE INC                      COM         681904108   21,045     488,399   SH          SOLE       0       488,399     0      0
PHARMANET DEV GROUP INC           COM         717148100    2,929     150,772   SH          SOLE       0       150,772     0      0
PHASE FORWARD INC                 COM         71721R406      648      54,257   SH          SOLE       0        54,257     0      0
RES-CARE INC                      COM         760943100      674      33,527   SH          SOLE       0        33,527     0      0
SCHERING PLOUGH CORP              COM         806605101   63,616   2,879,870   SH          SOLE       0     2,879,870     0      0
SYNERON MEDICAL LTD               ORD SHS     M87245102    2,905     125,740   SH          SOLE       0       125,740     0      0
TEVA PHARMACEUTICAL INDS LTD      ADR         881624209   19,619     575,499   SH          SOLE       0       575,499     0      0
UNITEDHEALTH GROUP INC            COM         91324P102   21,161     430,097   SH          SOLE       0       430,097     0      0
WYETH                             COM         983024100   22,803     448,533   SH          SOLE       0       448,533     0      0
ZIMMER HLDGS INC                  COM         98956P102   13,929     206,360   SH          SOLE       0       206,360     0      0